Time Deposits (Time Deposits) (Details) $ in Billions	Dec. 31, 2019 USD ($)
Banking and Thrift [Abstract]
2020	$ 18.6
2021	1.6
2022	0.6
2023	0.4
2024	0.2
2025 and thereafter	$ 0.3